Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Long Term Debt
The following table summarizes the Company’s long-term debt:

As at	March 31,
	2026	2025
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	86,262	77,729
Subordinated unsecured loans (b)	20,000	20,000
Balance of purchase price payable with a nominal value as at March 31, 2025 of US$3,115,000 ($4,479,000), non-interest bearing (4.4% effective interest rate), matured on July 1, 2025	—	4,431
Balance of purchase price payable with a nominal value of $5,175,000 (March 31, 2025 - $8,625,000), non-interest bearing (8.0% effective interest rate), payable in annual installments of $3,450,000 for the first and second anniversaries, and $1,725,000 for the third anniversary, maturing on December 1, 2027	4,795	7,718
Balance of purchase price payable with a nominal value of US$7,520,000 ($10,475,000), non-interest bearing (8.0% effective interest rate), payable in annual installments of US$3,760,000 ($5,238,000), maturing on May 31, 2027 (note 4)	9,959	—
Other debt	29	379
Unamortized transaction costs (net of accumulated amortization of $325,000 and $403,000)	(149)	(338)
	120,896	109,919
Current portion of long-term debt	8,478	8,059
	112,418	101,860

(a) The Credit Facility is available to a maximum amount of $140,000,000 which can be increased under an accordion provision to $190,000,000, under certain conditions and at lenders’ discretion, and can be drawn in Canadian dollars and the equivalent amount in U.S. dollars. It is available in prime rate advances, CORRA advances, SOFR advances and letters of credit of up to $2,500,000.
The advances bear interest at the Canadian or U.S. prime rate, plus an applicable margin ranging from 0.75% to 1.75%, or CORRA or SOFR rates, plus an applicable margin ranging from 2.00% to 3.00%, as applicable for Canadian and U.S. advances, respectively. The applicable margin is determined based on certain financial ratios. As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding any leased equipment and Investissement Québec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits. Under the terms of the agreement, the Company is required to maintain certain financial covenants which are measured on a quarterly basis.
The Credit Facility is renewable for additional one-year periods at the lender’s discretion, provided that the term of the Credit Facility never exceeds three years at a given time. On March 31, 2026, the Credit Facility’s maturity was extended to April 1, 2029.
As at March 31, 2026, the amount outstanding under the Credit Facility includes $47,362,000 (March 31, 2025 - $61,829,000) payable in U.S. dollars (US$34,000,000; March 31, 2025 - US$43,000,000).
The Company has an additional operating credit facility available to a maximum amount of $2,786,000 (US$2,000,000), bearing interest at the U.S. prime rate plus 1.00%. This operating credit facility can be terminated by the lender at any time. There was no amount outstanding under this additional operating credit facility as at March 31, 2026.
11. LONG-TERM DEBT (CONT’D)
(b) The subordinated unsecured loans with Investissement Québec, in the amount of $20,000,000, mature on October 1, 2027 and are renewable for one additional year at the lender’s discretion. For the period up to November 1, 2025, the first $10,000,000 bears fixed interest rates ranging between 6.00% and 7.25% and the additional $10,000,000 bears interest ranging between 7.10% and 8.35%, determined and payable quarterly, based on certain financial ratios. Starting November 1, 2025, the total amount of $20,000,000 bears variable interest at the Canadian prime rate, plus an applicable margin ranging from 3.21% to 4.46%, determined and payable quarterly based on certain financial ratios.
Under the terms of the loans, the Company is required to maintain compliance with certain financial covenants which are measured on a quarterly basis.
(a)(b) The Company was in compliance with all of its financial covenants as at March 31, 2026 and March 31, 2025.